Subsequent Events:	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 12 – Subsequent Events:

In connection with Dr. New’s termination, effective as of July 16, 2014, NBI and Dr. New entered into a separation agreement and general release on October 9, 2014 (the “Separation Agreement”).

The Separation Agreement states that NBI will pay or provide Dr. New the following: (a) $2,684 within three days of the execution of the Separation Agreement by Dr. New, representing reimbursement of business expenses; (b) a lump sum equal to the total gross amount of $233,000 (less all applicable income and employment taxes and other required or elected withholdings, for which a Form W-2 will be issued to Dr. New); (c) a gross amount of $25,478 (less all applicable income and employment taxes and other required or elected withholdings) for Dr. New’s accrued, unused vacation; (d) reimbursement for the cost of continuing Dr. New’s current health care insurance in the same amount as the net reimbursement amounts paid to Dr. New on a monthly basis immediately prior to July 16, 2014 ($2,974 per month) until the earlier of the date on which Dr. New becomes eligible for medical insurance coverage with a new employer or July 16, 2015; (e) director’s and officer’s insurance coverage covering Dr. New’s actions while a director and/or officer of NBI until July 16, 2020; and (f) $17,000 for reimbursement of Dr. New’s attorneys fees. In addition, the parties agreed that Dr. New’s ownership of any common shares of the company is not affected by the Separation Agreement and that any equity awards Dr. New received pursuant to the 2013 Equity Incentive Plan will be governed exclusively by the terms of such plan.

On October 31, 2014, NBI terminated its Vice President and Chief Medical Officer without cause. Upon termination without cause, his employment agreement with the Company is terminated and conditioned upon the execution of a release, he is entitled to receive severance and accelerated vesting of a portion of his incentive stock option to purchase 31,250 shares of the Company’s common stock which shall terminate, to the extent not previously exercised, upon the expiration of three (3) months from his date of termination.

During October 2014, private placement investors converted 989,000 shares of the Company’s Series A Preferred Stock into 989,000 shares of the Company’s common stock.

As of November 1, 2014, NBI entered into an employment agreement for one (1) year with provisions for automatic renewals, with a new Executive Vice President, Development and Chief Medical Officer. This agreement provides for an annual salary of $325,000 which shall increase at the discretion of the Company’s President. In addition, the employment agreement provides for a signing bonus of $102,083 in total, payable $8,507 monthly (if employed during the applicable payment cycle) and a discretionary bonus of up to 50% of base salary. In connection with his employment and as of his date of hire, the Company’s Compensation Committee authorized a grant of a non-qualified stock option to NBI’s new Executive Vice President and Chief Medical Officer under the 2013 Plan to purchase 250,000 shares of the Company’s common stock, with a term of ten years, exercisable at $0.71 per share. These options vest 20% per year over five years commencing November 1, 2015.

Note 11 – Subsequent Events:

The Company’s management has evaluated the effects of events occurring through April 15, 2014, the date these financial statements were available to be issued.

On January 2, 2014, the Company executed a one-year employment letter which is renewable annually, with NBI’s Vice President – Regulatory Affairs. This agreement provides for an annual salary of $195,000 which shall increase at the discretion of the Company’s Compensation Committee. In addition, the offer letter provides for a discretionary bonus of up to 20% of base salary for all years. In addition, on January 23, 2014, the Company’s Board of Directors granted a qualified stock option to its VP – Regulatory Affairs under the Company’s 2013 Equity Incentive Plan to purchase 75,000 shares of the Company’s common stock, with a term of ten years, exercisable at $1.76 per share. These options vest 20% per year over five years.

On January 16, 2014, the Company executed a four-year employment letter, with NBI’s Vice President – Commercial Operations. This agreement provides for an annual salary of $210,000 which shall increase at the discretion of the Company’s Compensation Committee. In addition, the offer letter provides for a discretionary bonus of up to 35% of base salary for all years. In addition, on January 23, 2014, the Company’s Board of Directors granted a qualified stock option to its VP – Commercial Operations under the Company’s 2013 Equity Incentive Plan to purchase 100,000 shares of the Company’s common stock, with a term of ten years, exercisable at $1.76 per share. These options vest 20% per year over five years.

On January 22, 2014, the Company executed a four-year employment agreement, with NBI’s Vice President and Chief Medical Officer. This agreement provides for an annual salary of $210,000 which shall increase at the discretion of the Company’s Compensation Committee. In addition, the offer letter provides for a discretionary bonus of up to 35% of base salary for all years. In addition, on January 23, 2014, the Company’s Board of Directors granted a qualified stock option to its VP – Commercial Operations under the Company’s 2013 Equity Incentive Plan to purchase 125,000 shares of the Company’s common stock, with a term of ten years, exercisable at $1.76 per share. These options vest 25% per year over four years, with accelerated vesting of 25% upon a termination without cause or for good reason.

On March 12, 2014, the Company signed an SOW with BRNI to continue pre-clinical activities relating to the commercialization of the Company’s therapeutic product.  The Company is obligated to pay BRNI a total of $465,000.  Of this amount, the Company has paid $358,470 (see “Related Party Transactions” above), the remaining $106,530 to be paid upon the completion, by BRNI, of certain activities relating to: transferring test materials; bio-analytical testing; contracting with a suitable contract research organization; completion of testing assays, and; finalizing a clinical study protocol.

After December 31, 2013, 149,000 shares of Series A Preferred Stock were converted at the option of their holders into 149,000 shares of common stock.